Borrowings - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Debt Instrument [Line Items]
Balance		$ 1,183,472,000	$ 1,080,600,000
Unused line of credit		150,000,000	$ 150,000,000
Advances from federal home loan banks		$ 3,200,000,000
Weighted Average Interest Rate		4.19%	4.44%
Proceeds from long-term borrowings		$ 175,333,000	$ 271,205,000	$ 536,113,000
Northfield Bancorp, Inc. [Member]
Debt Instrument [Line Items]
Advances from federal home loan banks		$ 900,216,000	$ 666,402,000
FHLB advances, average interest rates		3.85%	3.47%
Repayments of debt	$ 300,000,000
FHLB advances		$ 1,830,000,000
Unencumbered securities		727,100,000
Multifamily loans held as collateral		$ 1,100,000,000
Maximum [Member] | Northfield Bancorp, Inc. [Member]
Debt Instrument [Line Items]
FHLB advances, interest rates		4.66%	4.66%
Minimum [Member] | Northfield Bancorp, Inc. [Member]
Debt Instrument [Line Items]
FHLB advances, interest rates		0.95%	0.87%
Interest Rate Swap | Northfield Bancorp, Inc. [Member]
Debt Instrument [Line Items]
Notional amount of derivative		$ 142,700,000	$ 95,700,000
Subsidiaries
Debt Instrument [Line Items]
Advances from federal home loan banks			3,600,000
Overnight lines of credit
Debt Instrument [Line Items]
Balance		0	0
Interest expense, debt		45,000	18,000	923,000,000,000
Overnight lines of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense, debt		0	0	95,000
Line of credit facility, maximum borrowing capacity					$ 30,000,000
Proceeds from long-term borrowings		1,500,000
Securities sold under agreements to repurchase
Debt Instrument [Line Items]
Advances from federal home loan banks		16,200,000	15,400,000
Securities sold under agreements to repurchase | Subsidiaries
Debt Instrument [Line Items]
Interest expense, debt		51,300,000
FHLB advances
Debt Instrument [Line Items]
Balance		1,176,415,000	$ 1,073,564,000
Interest expense, debt		$ 70,400,000		61,500,000
Weighted Average Interest Rate		4.17%	4.42%
FHLB advances | Northfield Bancorp, Inc. [Member]
Debt Instrument [Line Items]
Balance		$ 893,826,000	$ 658,472,000
FHLB advances | Interest Rate Swap
Debt Instrument [Line Items]
Notional amount of derivative		393,700,000	378,700,000
Notes payable
Debt Instrument [Line Items]
Interest expense, debt		0	0	823,000
Debt instrument, face amount					$ 30,000,000
Weighted Average Interest Rate					3.35%
Junior subordinated debentures
Debt Instrument [Line Items]
Balance		7,057,000	7,036,000
Interest expense, debt		$ 562,000	$ 640,000	$ 624,000
Weighted Average Interest Rate		6.92%	7.56%
Basis spread on variable rate		2.95%
Interest rate, effective percentage		6.92%	7.56%